Liquidity Risk (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Liquidity Risk Exposure [Abstract]
Summary of Reconciliation of Wholesale Funding to Balance Sheet	This table reconciles our wholesale funding to our balance sheet at 31 December 2024 and 31 December 2023.

		Balance sheet line item
	Funding analysis	Deposits by banks(1)	Deposits by customers(2)	Repurchas e agreement s - non trading	Financial liabilities designated at fair value	Debt securities in issue	Subordinated liabilities	Other equity instruments(3)
2024	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn
Deposits by banks	1.4	1.4	—	—	—	—	—	—
Certificates of deposit and commercial paper	4.5	—	—	—	—	4.5	—	—
Senior unsecured – public benchmark	11.1	—	1.7	—	—	9.4	—	—
– privately placed	1.1	—	0.1	—	0.4	0.6	—	—
Covered bonds	17.4	—	—	—	—	17.4	—	—
Securitisation and structured issuance(4)	5.1	—	—	—	—	5.1	—	—
TFSME	11.0	11.0	—	—	—	—	—	—
Subordinated liabilities and equity	4.1	—	—	—	—	—	2.2	1.9
Total wholesale funding	55.7	12.4	1.8	—	0.4	37.0	2.2	1.9
Repos	8.6	—	—	8.6	—	—	—	—
Foreign exchange and hedge accounting	(0.4)	—	—	—	—	(0.6)	0.2	—
Other	1.6	1.6	—	—	0.7	(0.7)	—	—
Balance sheet total	65.5	14.0	1.8	8.6	1.1	35.7	2.4	1.9

2023
Deposits by banks	1.1	1.1	—	—	—	—	—	—
Certificates of deposit and commercial paper	4.3	—	—	—	—	4.3	—	—
Senior unsecured – public benchmark	12.7	—	1.6	—	—	11.1	—	—
–privately placed	0.8	—	0.1	—	0.6	0.1	—	—
Covered bonds	14.8	—	—	—	—	14.8	—	—
Securitisation and structured issuance(4)	2.7	—	—	—	—	2.7	—	—
TFSME	17.0	17.0	—	—	—	—	—	—
Subordinated liabilities and equity	4.2	—	—	—	—	—	2.2	2.0
Total wholesale funding	57.6	18.1	1.7	—	0.6	33.0	2.2	2.0
Repos	8.4	—	—	8.4	—	—	—	—
Foreign exchange and hedge accounting	1.1	—	—	—	—	0.9	0.2	—
Other	2.5	2.2	—	—	0.3	—	—	—
Balance sheet total	69.6	20.3	1.7	8.4	0.9	33.9	2.4	2.0
(1)Consists of Perpetual Capital Securities. See Note 32 to the Consolidated Financial Statements.
(2)This is included in our balance sheet total of£180,967m (2023:£190,850m).
(3)Other consists of items in the course of transmission and other deposits. See Note 21 to the Consolidated Financial Statements.
(4)Includes Residential Mortgage-Backed Securities (RMBS) and Asset-Backed Securities (ABS) of £3.9bn (2023: £2.8bn).
Summary of Sources of Wholesale Funding by Maturity	This table shows our main sources of wholesale funding. It does not include securities finance agreements. The table is based on exchange rates at issue and scheduled repayments and call dates. It does not reflect the final contractual maturity of the funding.
For details of the maturities of financial liabilities and off-balance sheet commitments, see Note 38 to the Consolidated Financial Statements.

	≤ 1 month	>1 and ≤ 3 months	>3 and ≤ 6 months	>6 and ≤ 9 months	>9 and ≤ 12 months	Sub-total ≤ 1 year	>1 and ≤ 2 years	>2 and ≤ 5 years	>5 years	Total
2024	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn
Downstreamed from Santander UK Group Holdings plc to Santander UK plc(1)
Senior unsecured – public benchmark	—	—	0.4	0.7	1.3	2.4	2.0	5.6	0.4	10.4
–privately placed	—	—	—	—	—	—	—	0.1	—	0.1
Subordinated liabilities and equity (incl. AT1)	—	0.5	—	0.3	—	0.8	0.2	1.4	1.0	3.4
	—	0.5	0.4	1.0	1.3	3.2	2.2	7.1	1.4	13.9
Other Santander UK plc
Deposits by banks	0.8	0.6	—	—	—	1.4	—	—	—	1.4
Certificates of deposit and commercial paper	1.6	2.8	0.1	—	—	4.5	—	—	—	4.5
Senior unsecured – public benchmark	—	0.4	—	—	—	0.4	—	0.3	—	0.7
–privately placed	—	—	—	—	—	—	—	0.3	0.7	1.0
Covered bonds	0.9	—	—	0.2	0.1	1.2	4.0	11.1	1.1	17.4
Securitisation & structured issuance(2)	—	0.5	0.8	—	—	1.3	0.3	3.0	—	4.6
TFSME	—	—	—	—	7.1	7.1	2.5	—	1.4	11.0
Subordinated liabilities	—	—	—	—	—	—	—	0.2	0.5	0.7
	3.3	4.3	0.9	0.2	7.2	15.9	6.8	14.9	3.7	41.3
Other group entities
Securitisation & structured issuance(3)	—	—	0.5	—	—	0.5	—	—	—	0.5
Total at 31 December 2024	3.3	4.8	1.8	1.2	8.5	19.6	9.0	22.0	5.1	55.7
Of which:
– Secured	0.9	0.5	1.3	0.2	7.2	10.1	6.8	14.1	2.5	33.5
– Unsecured	2.4	4.3	0.5	1.0	1.3	9.5	2.2	7.9	2.6	22.2

Total at 31 December 2023	1.4	7.3	1.6	0.5	1.1	11.9	22.3	19.7	3.7	57.6
Of which:
– Secured	0.1	1.0	0.9	0.4	1.1	3.5	18.6	11.3	1.1	34.5
– Unsecured	1.3	6.3	0.7	0.1	—	8.4	3.7	8.4	2.6	23.1
(1)95% of senior unsecured debt issued from Santander UK Group Holdings plc has been downstreamed to Santander UK plc as ‘secondary non-preferential debt’ in line with the guidelines from the Bank of
England for Internal MREL.
(2)Includes funding from mortgage-backed securitisation vehicles where Santander UK plc is the asset originator.
(3)Includes funding from asset-backed securitisation vehicles where entities other than Santander UK plc are the asset originator.

Summary of Wholesale Funding by Currency	This table shows our wholesale funding by major currency at 31 December 2024 and 31 December 2023.

	2024				2023
	Sterling	US Dollar	Euro	Other	Sterling	US Dollar	Euro	Other
	%	%	%	%	%	%	%	%
Downstreamed from Santander UK Group Holdings plc to Santander UK plc
Senior unsecured – public benchmark	25	62	12	1	23	60	17	—
–privately placed	—	—	—	100	—	—	—	100
Subordinated liabilities and equity (incl. AT1)	89	11	—	—	87	13	—	—
	42	48	9	1	38	48	13	1
Other Santander UK plc
Deposits by banks	1	97	2	—	1	97	2	—
Certificates of deposit and commercial paper	24	67	8	1	29	70	—	1
Senior unsecured – public benchmark	48	—	52	—	21	56	23	—
–privately placed	100	—	—	—	98	—	2	—
Covered bonds	48	9	40	3	54	5	39	2
Securitisation & structured issuance	100	—	—	—	100	—	—	—
TFSME	100	—	—	—	100	—	—	—
Subordinated liabilities	76	24	—	—	76	24	—	—
	65	15	19	1	71	14	15	—
Other group entities
Securitisation & structured issuance	100	—	—	—	100	—	—	—

Total	59	23	16	2	63	23	14	—

Summary of External Term Issuance, Sterling Equivalent	In 2024, our external term issuance (sterling equivalent) was:

	Sterling	US Dollar	Euro	Other	Total 2024	Total 2023
	£bn	£bn	£bn	£bn	£bn	£bn
Downstreamed from Santander UK Group Holdings plc to Santander UK plc
Senior unsecured – public benchmark	—	0.8	—	—	0.8	1.5
Subordinated debt and equity (inc. AT1)	0.4	—	—	—	0.4	1.1
	0.4	0.8	—	—	1.2	2.6
Other Santander UK plc
Securitisations and other secured funding	1.2	—	—	—	1.2	1.5
Covered bonds	2.2	0.8	2.6	0.3	5.9	1.8
Senior unsecured – privately placed	0.5	—	—	—	0.5	0.3
	3.9	0.8	2.6	0.3	7.6	3.6
Other group entities
Securitisations	—	—	—	—	—	0.5
Total gross issuances	4.3	1.6	2.6	0.3	8.8	6.7

Summary of Balance Sheet Encumbered and Unencumbered Assets Explanatory	On-balance sheet encumbered assets (audited)

	Encumbered with counterparties other than central banks				Assets positioned at central banks(3)
	Covered bonds	Securitis- ations	Other	Total
2024	£m	£m	£m	£m	£m
Cash and balances at central banks(1)(2)	—	—	1,580	1,580	—
Loans and advances to customers	25,695	7,026	68	32,789	49,888
Loans and advances to banks	—	—	139	139	—
Repurchase agreements – non trading	—	—	—	—	—
Other financial assets at amortised cost	—	—	1,529	1,529	—
Financial assets at fair value through other comprehensive income	—	—	3,920	3,920	584
Total assets	25,695	7,026	7,236	39,957	50,472

2023
Cash and balances at central banks(1)(2)	—	—	1,480	1,480	831
Loans and advances to customers	21,880	5,208	59	27,147	58,489
Loans and advances to banks	—	—	254	254	—
Repurchase agreements – non trading	—	—	—	—	—
Other financial assets at amortised cost	—	—	14	14	—
Financial assets at fair value through other comprehensive income	—	—	5,183	5,183	—
Total assets	21,880	5,208	6,990	34,078	59,320
(1)Encumbered cash and balances at central banks include minimum cash balances we have to hold at central banks for regulatory purposes.
(2)Readily realisable cash and balances at central banks are amounts held at central banks as part of our liquidity management activities.
(3)Comprises pre-positioned assets and encumbered assets.